LONG-TERM INVESTMENTS - Equity method investments (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2022 USD ($)
LONG-TERM INVESTMENTS
Revenue	¥ 4,142,862	$ 600,659	¥ 6,250,109	¥ 6,433,363
Gross profit	803,116	116,441	1,305,642	1,332,665
Net income (loss)	(289,001)	(41,901)	136,952	229,706
Net income attributable to ordinary shareholders	(288,308)	$ (41,801)	137,803	228,753
Non-current assets	50,389		19,593		$ 7,306
Current liabilities	1,668,668		2,152,132		$ 241,933
Equity method investments
LONG-TERM INVESTMENTS
Revenue	412,975		330,685	28,087
Gross profit	147,434		198,495	15,114
Income from operations	68,663		140,006	3,011
Net income (loss)	66,039		137,681	3,042
Net income attributable to ordinary shareholders	66,039		137,681	¥ 3,042
Current assets	825,465		941,812
Non-current assets	913,919		780,128
Current liabilities	88,454		122,430
Non-current liabilities	¥ 1,386		¥ 36,807